Transactions with Related Parties (Details Narrative) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended
	Nov. 20, 2024 shares	Jun. 28, 2024 USD ($) Integer shares	May 11, 2023 shares	Nov. 30, 2024 shares	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Deemed dividend						$ 7,493
Non cash supplemental cash flow information						$ 1,382
Performance bonus					3,000
Equity Incentive Plan [Member] | Employees, Officers and Directors [Member]
Related Party Transaction [Line Items]
Number of restricted common shares granted | shares	72,500			72,500
Maritime Investors Corp [Member]
Related Party Transaction [Line Items]
Due to related parties					602		$ 908
Konkar Agencies [Member]
Related Party Transaction [Line Items]
Due to related parties					$ 2,499		$ 65
Ship management services per day per vessel | $ / shares					$ 0.850
Charter hire agreement commission rate					1.25%
Vessel fees per day					$ 873
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / shares					$ 0.325
Charter hire agreement commission rate					1.25%
Administration fees payable to related party					$ 1,600
Head management agreement, terms and manner of settlement					In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of then daily Ship-management Fees.
Ship-management and administration fees percentage increase					Effective January 1, 2025, the Ship-Management Fees and the Administration Fees for 2025 were increased by 2.74% in line with the average inflation rate in Greece in 2024 to $391 per day per ship and $1.9 million annually, respectively.
Pyxis Maritime Corporation [Member] | While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / shares					$ 0.450
Jiangsu New Yangzi Shipbuilding [Member]
Related Party Transaction [Line Items]
Ownership interest percentage		60.00%
Maritime Investors Corp [Member] | Equity Incentive Plan [Member]
Related Party Transaction [Line Items]
Number of restricted common shares granted | shares	10,000
Maritime Investors Corp [Member] | Equity Incentive Plan [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Number of restricted common shares granted | shares			4,000
Vessels [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Related Party Transaction [Line Items]
Vessel capacity | Integer		82,099
Vessel built year		2015
Konkar Venture [Member] | Jiangsu New Yangzi Shipbuilding [Member]
Related Party Transaction [Line Items]
Purchase price		$ 30,000
Secured bank debt		16,500
Cash		12,000
Consideration of cash		7,300
Dividends		8,875
Deemed dividend		7,493
Non cash supplemental cash flow information		$ 1,382
Konkar Venture [Member] | Jiangsu New Yangzi Shipbuilding [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Number of restricted common shares granted | shares		267,857